DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q3) (Details) - USD ($)							9 Months Ended		12 Months Ended
	Jul. 29, 2021	Jul. 11, 2021	Feb. 21, 2021	Aug. 24, 2020	Aug. 18, 2020	Feb. 06, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Oct. 31, 2020	Aug. 20, 2020	Jan. 30, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance								$ 25,000	$ 25,000
Redemption price per share							$ 10.00		$ 10.00
Cash outside the trust							$ 353,032
Dissolution Expenses Payable							100,000
Working capital deficit							$ 2,508,819
Membership Interest Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Numerator for calculation		$ 32,500,000,000
Denominator for calculation		$ 10.00
Number of Escrow Units		6,000,000
Dividends Payable		$ 1,029,000,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)						5,750,000
Fair value on assets held In trust (as a percent)							80.00%
Redemption price per share							$ 10.00
Business combination limit on net tangible assets							$ 5,000,001		$ 5,000,001
Share redemption (as a percent)							100.00%
Related party committed loan amount to consummate business combination	$ 1,000,000
Sponsor [Member] | Maximum
Subsidiary, Sale of Stock [Line Items]
Share redemption (as a percent)							15.00%
Related party committed loan amount to consummate business combination	$ 250,000		$ 750,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, par value									$ 0.0001			$ 0.0001	$ 0.0001
Common Class V [Member] | Membership Interest Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value		$ 0.0001
New Warrants | Membership Interest Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)				23,000,000
Share price				$ 10.00	$ 10.00		$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance IPO					$ 200,000,000
Transaction cost							$ 13,128,937
Underwriting fees							4,600,000
Deferred underwriting fee							8,050,000
Other offering costs							$ 478,937
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)					20,000,000
Share price					$ 10.00		$ 11.50
Proceeds from issuance IPO					$ 200,000,000
Private placement
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)					650,000
Share price					$ 10.00
Proceeds from issuance					$ 6,500,000
Private placement | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants							$ 11.50
Over Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of units sold (in shares)				3,000,000
Share price				$ 10.00	$ 10.00
Proceeds from issuance				$ 30,000,000
Aggregate proceeds held in the Trust Account											$ 230,000,000